Income Taxes - Significant deferred income tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax assets:
Allowances on trade receivables	$ 93	$ 147	$ 356
Net operating loss carryforwards	432	549	712
Capital loss carryforwards	153
Accrued expenses and reserves	4,205	2,593	2,677
Interest limitation carryforward	47,192	73,297	34,766
Leases - right-of-use liability	8,311	7,604
Transaction expenses	8,422	5,859	6,577
Other	50		560
Valuation allowance	(153)
Deferred income tax assets	68,705	90,049	45,648
Deferred income tax liabilities:
Intangible assets	846,049	907,039	982,319
Depreciable assets	42,078	39,553	36,866
Leases - right-of-use asset	7,712	6,957
Debt costs	73,027	5,492	6,900
Other	472	207	166
Deferred income tax liabilities	969,338	959,248	1,026,251
Net deferred income tax liabilities	$ 900,633	$ 869,199	$ 980,603